Related Party Transactions - Significant transactions with related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Providing service to related parties
Total	¥ 40,520	¥ 38,471	¥ 37,152
Tencent Group
Purchasing service from related party
Total	137,715	110,849	77,254
Providing service to related parties
Total	25,741	10,876	12,569
Baidu Group
Purchasing service from related party
Total		142,300	48,700
Providing service to related parties
Total		19,700	17,200
Kuaishou Group
Purchasing service from related party
Total	14,373	2,179
Providing service to related parties
Total	¥ 14,779	¥ 7,864	¥ 7,412